Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 $ / shares item Y	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y
Exercise price
Fair Value Measurements
Derivative liability, measurement input | $ / shares	11.50		11.50
Volatility
Fair Value Measurements
Derivative liability, measurement input	0.0550	10.00		0.1000
Stock price
Fair Value Measurements
Derivative liability, measurement input	9.94	9.73	9.73
Expected life of the options to convert
Fair Value Measurements
Derivative liability, measurement input	5.36	5.61			5.61
Risk-free rate
Fair Value Measurements
Derivative liability, measurement input	0.0396	1.31		0.0131
Dividend yield
Fair Value Measurements
Derivative liability, measurement input		0
Probability of business combination
Fair Value Measurements
Derivative liability, measurement input		90
Implied Success
Fair Value Measurements
Derivative liability, measurement input | item	0.0340